UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

AllianzGI Money Market Fund (the “Fund”), a fund of the Allianz Funds trust, invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At September 30, 2013, the Fund owned less than 1% of the Master Portfolio. The portfolio of investments for the Master Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 3.5%
Aspen Funding Corp.(a)(b)	0.240%	10/21/2013	10/21/2013	$100,000,000	$99,986,667
Gemini Securitization Corp. LLC(a)(b)	0.230%	10/21/2013	10/21/2013	250,000,000	249,968,055
Gemini Securitization Corp. LLC(a)(b)	0.240%	10/25/2013	10/25/2013	125,000,000	124,980,000
Gemini Securitization Corp. LLC(a)(b)	0.210%	12/23/2013	12/23/2013	30,000,000	29,985,475
Kells Funding LLC(b)(c)	0.223%	10/16/2013	10/16/2013	100,000,000	99,990,833
Kells Funding LLC(b)(c)	0.230%	11/06/2013	11/06/2013	70,000,000	69,983,900
Kells Funding LLC(b)(c)	0.230%	01/15/2014	01/15/2014	50,000,000	49,966,139
Kells Funding LLC(b)(c)	0.225%	01/30/2014	01/30/2014	100,000,000	99,924,375
Kells Funding LLC(b)(c)	0.235%	01/30/2014	01/30/2014	50,000,000	49,960,507
Newport Funding Corp.(a)(b)	0.240%	10/21/2013	10/21/2013	40,000,000	39,994,667
Northern Pines Funding LLC(b)(c)	0.240%	10/25/2013	10/25/2013	125,000,000	124,980,000
Northern Pines Funding LLC(b)(c)	0.311%	03/05/2014	03/05/2014	200,000,000	199,733,056

TOTAL ASSET BACKED COMMERCIAL PAPER					1,239,453,674

FINANCIAL COMPANY COMMERCIAL PAPER – 16.0%
BNP Paribas(b)	0.290%	11/08/2013	11/08/2013	197,000,000	196,939,696
Caisse des Depots et Consignations(b)(c)	0.213%	10/01/2013	10/01/2013	75,000,000	75,000,000
Caisse des Depots et Consignations(b)(c)	0.180%	11/04/2013	11/04/2013	240,000,000	239,959,200
Caisse des Depots et Consignations(b)(c)	0.200%	11/18/2013	11/18/2013	75,000,000	74,980,000
Caisse des Depots et Consignations(b)(c)	0.205%	11/20/2013	11/20/2013	125,000,000	124,964,410
Caisse des Depots et Consignations(b)(c)	0.190%	01/14/2014	01/14/2014	500,000,000	499,722,917
Caisse des Depots et Consignations(b)(c)	0.190%	01/29/2014	01/29/2014	125,000,000	124,920,833
Caisse des Depots et Consignations(b)(c)	0.200%	02/14/2014	02/14/2014	125,000,000	124,905,555
Collateralized Commercial Paper Co. LLC(b)	0.270%	11/14/2013	11/14/2013	241,000,000	240,920,470
Collateralized Commercial Paper Co. LLC(b)(c)	0.270%	11/14/2013	11/14/2013	99,000,000	98,967,330
Collateralized Commercial Paper Co. LLC(b)	0.274%	11/18/2013	11/18/2013	220,000,000	219,920,800
Collateralized Commercial Paper Co. LLC(b)(c)	0.311%	01/06/2014	01/06/2014	50,000,000	49,958,236
Collateralized Commercial Paper Co. LLC(b)	0.270%	01/07/2014	01/07/2014	415,000,000	414,694,975
Commonwealth Bank of Australia(a)(d)	0.299%	10/11/2013	07/03/2014	270,000,000	270,000,000
DnB Bank ASA(a)(b)	0.188%	11/13/2013	11/13/2013	400,000,000	399,910,417
DnB Bank ASA(a)(b)	0.215%	11/13/2013	11/13/2013	600,000,000	599,845,917
HSBC Bank PLC(a)(d)	0.316%	11/05/2013	02/05/2014	63,000,000	62,998,016
HSBC Bank PLC(a)(d)	0.315%	11/07/2013	02/07/2014	42,000,000	41,999,703
Nationwide Building Society(a)(b)	0.230%	10/03/2013	10/03/2013	80,000,000	79,998,978
Nordea Bank AB(a)(b)	0.195%	10/04/2013	10/04/2013	150,000,000	149,997,562
Nordea Bank AB(a)(b)	0.195%	10/07/2013	10/07/2013	295,000,000	294,990,412
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	01/23/2014	01/23/2014	269,000,000	268,787,042

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	01/17/2014	01/17/2014	$350,000,000	$349,769,000
Swedbank AB(b)	0.225%	12/11/2013	12/11/2013	19,000,000	18,991,569
Toyota Motor Credit Corp.(b)	0.170%	01/13/2014	01/13/2014	110,000,000	109,945,978
Westpac Banking Corp.(a)(d)	0.321%	10/07/2013	01/06/2014	250,000,000	249,997,656
Westpac Banking Corp.(a)(d)	0.316%	10/21/2013	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp.(a)(d)	0.315%	10/24/2013	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,688,086,672

CERTIFICATES OF DEPOSIT – 44.2%
Bank of Montreal(b)	0.180%	11/05/2013	11/05/2013	500,000,000	500,000,000
Bank of Montreal(b)	0.180%	11/14/2013	11/14/2013	200,000,000	199,998,778
Bank of Montreal(b)	0.180%	01/13/2014	01/13/2014	500,000,000	500,000,000
Bank of Montreal(d)	0.259%	10/18/2013	03/14/2014	325,000,000	325,000,000
Bank of Nova Scotia(b)	0.200%	02/04/2014	02/04/2014	495,000,000	495,000,000
Bank of Nova Scotia(b)	0.210%	02/19/2014	02/19/2014	500,000,000	500,000,000
Bank of Nova Scotia(d)	0.252%	10/07/2013	03/05/2014	335,000,000	335,000,000
Bank of Tokyo – Mitsubishi(b)	0.230%	10/15/2013	10/15/2013	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(b)	0.230%	10/31/2013	10/31/2013	600,000,000	600,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	01/15/2014	01/15/2014	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	01/22/2014	01/22/2014	200,000,000	200,000,000
Barclays Bank(d)	0.292%	10/15/2013	12/13/2013	500,000,000	500,000,000
Barclays Bank(d)	0.459%	10/30/2013	05/30/2014	200,000,000	200,000,000
BNP Paribas(b)	0.290%	11/08/2013	11/08/2013	197,000,000	197,000,000
BNP Paribas(b)	0.280%	02/19/2014	02/19/2014	125,000,000	125,000,000
Canadian Imperial Bank of Commerce(d)	0.282%	10/07/2013	03/04/2014	195,000,000	195,000,000
Credit Suisse(b)	0.270%	11/05/2013	11/05/2013	250,000,000	250,000,000
Credit Suisse(b)	0.230%	02/19/2014	02/19/2014	222,000,000	222,000,000
Credit Suisse(d)	0.289%	10/15/2013	06/13/2014	235,000,000	235,000,000
Deutsche Bank AG(b)	0.280%	10/30/2013	10/30/2013	400,000,000	400,000,000
ING Bank NV(b)	0.260%	10/15/2013	10/15/2013	400,000,000	400,000,000
ING Bank NV(b)	0.260%	12/02/2013	12/02/2013	350,000,000	350,000,000
ING Bank NV(b)	0.220%	12/13/2013	12/13/2013	100,000,000	100,000,000
ING Bank NV(b)	0.260%	01/23/2014	01/23/2014	400,000,000	400,000,000
Lloyds TSB Bank(b)	0.200%	10/03/2013	10/03/2013	600,000,000	600,000,000
Lloyds TSB Bank(b)	0.190%	10/23/2013	10/23/2013	400,000,000	400,000,000
Lloyds TSB Bank(b)	0.190%	11/08/2013	11/08/2013	300,000,000	300,000,000
Nordea Bank AB(d)	0.268%	10/17/2013	01/17/2014	200,000,000	200,000,000
Nordea Bank AB(b)	0.215%	03/25/2014	03/25/2014	175,000,000	174,995,751
Norinchukin Bank(b)	0.150%	10/03/2013	10/03/2013	450,000,000	450,000,000
Norinchukin Bank(b)	0.160%	10/18/2013	10/18/2013	250,000,000	250,000,000
Norinchukin Bank(b)	0.160%	10/25/2013	10/25/2013	200,000,000	200,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank(b)	0.160%	10/28/2013	10/28/2013	$300,000,000	$300,000,000
Rabobank Nederland NV(d)	0.300%	10/09/2013	10/09/2013	200,000,000	200,000,000
Rabobank Nederland NV(d)	0.351%	10/07/2013	01/06/2014	300,000,000	299,997,555
Rabobank Nederland NV(d)	0.319%	12/06/2013	03/06/2014	380,000,000	380,000,000
Rabobank Nederland NV(d)	0.270%	12/02/2013	06/02/2014	500,000,000	500,000,000
Royal Bank of Canada(d)	0.302%	10/09/2013	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(d)	0.302%	10/16/2013	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(d)	0.308%	10/04/2013	12/27/2013	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB(b)	0.250%	01/31/2014	01/31/2014	201,000,000	201,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	01/10/2014	01/10/2014	800,000,000	800,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	01/21/2014	01/21/2014	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.215%	11/05/2013	11/05/2013	160,000,000	160,000,777
Svenska Handelsbanken AB(b)	0.215%	11/15/2013	11/15/2013	154,000,000	154,000,962
Svenska Handelsbanken AB(b)	0.220%	12/02/2013	12/02/2013	135,000,000	135,000,000
Swedbank AB(d)	0.352%	10/07/2013	11/05/2013	278,000,000	278,000,000
UBS AG(b)	0.259%	10/28/2013	10/28/2013	270,000,000	270,000,000
UBS AG(b)	0.230%	02/27/2014	02/27/2014	100,000,000	100,000,000
Wells Fargo Bank NA(b)	0.210%	03/26/2014	03/26/2014	225,000,000	225,000,000
Westpac Banking Corp.(d)	0.318%	10/17/2013	01/17/2014	155,000,000	154,997,707

TOTAL CERTIFICATES OF DEPOSIT					15,737,391,530

OTHER NOTES – 7.9%
Bank of America NA(b)	0.260%	10/09/2013	10/09/2013	300,000,000	300,000,000
Bank of America NA(b)	0.260%	10/16/2013	10/16/2013	600,000,000	600,000,000
Bank of America NA(b)	0.240%	12/26/2013	12/26/2013	300,000,000	300,000,000
Canadian Imperial Bank(b)	0.010%	10/01/2013	10/01/2013	200,000,000	200,000,000
JPMorgan Chase Bank NA(d)	0.338%	12/09/2013	10/07/2014	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.346%	10/22/2013	10/22/2014	175,000,000	175,000,000
Royal Bank of Canada(c)(d)	0.222%	10/07/2013	10/07/2014	155,000,000	155,000,000
Societe Generale(b)	0.010%	10/01/2013	10/01/2013	248,046,000	248,046,000
Svenska Handelsbanken AB(c)(d)	0.289%	10/28/2013	02/27/2014	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.306%	12/10/2013	10/07/2014	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.320%	10/21/2013	10/21/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,800,046,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.9%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal National Mortgage Association, 2.375% due 04/25/2028 and U.S. Treasury Strips, 1.500% – 4.500% due 06/30/2015 – 08/15/2039, valued at $250,920,881); expected proceeds $246,000,820	0.120%	10/01/2013	10/01/2013	$246,000,000	$246,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal National Mortgage Associations, 0.000% – 2.250% due 03/28/2014 – 01/10/2023, valued at $51,000,583); expected proceeds $50,000,292	0.030%	10/02/2013	10/02/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal National Mortgage Association, 4.500% due 07/15/2040, valued at $51,000,000); expected proceeds $50,000,014	0.010%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 3.000% due 09/15/2042 – 11/15/2042, valued at $190,740,001); expected proceeds $187,000,364	0.070%	10/01/2013	10/01/2013	187,000,000	187,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 07/15/2040 – 02/15/2042, valued at $51,000,000); expected proceeds $50,000,028	0.020%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2013 (collateralized by Federal National Mortgage Associations, 2.000% – 6.000% due 04/01/2022 – 09/15/2049, valued at $663,323,816); expected proceeds $650,006,319	0.050%	10/04/2013	10/04/2013	650,000,000	650,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Farm Credit Banks, 0.000% – 5.450% due 12/11/2013 – 10/24/2030, Federal Home Loan Banks, 0.000% – 5.500% due 10/25/2013 – 02/28/2028, Federal Home Loan Mortgage Corporations, 0.450% – 5.500% due 08/28/2015 – 03/27/2023, Federal National Mortgage Associations, 0.000% – 5.000% due 10/15/2013 – 04/01/2026, a Financing Corporation Strip, 0.000% due 04/06/2018, and Tennessee Valley Authorities, 4.625% – 5.250% due 09/15/2039 – 09/15/2060, valued at $381,480,149); expected proceeds $374,000,727

	0.070%	10/01/2013	10/01/2013	$374,000,000	$374,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 01/01/2026 – 09/15/2043, Federal National Mortgage Associations, 2.496% – 4.000% due 12/25/2022 – 09/01/2043, and Government National Mortgage Associations, 2.750% – 5.000% due 04/15/2035 – 09/20/2043, valued at $453,900,001); expected proceeds $445,001,236	0.100%	10/01/2013	10/01/2013	445,000,000	445,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 02/01/2043, and a Federal National Mortgage Association, 3.000% due 02/01/2043, valued at $56,100,000); expected proceeds $55,000,092	0.060%	10/01/2013	10/01/2013	55,000,000	55,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Government National Mortgage Association, 3.000% due 12/20/2042, valued at $27,540,000); expected proceeds $27,000,060	0.080%	10/01/2013	10/01/2013	27,000,000	27,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 04/20/2039 – 07/20/2043, valued at $255,000,000); expected proceeds $250,001,042	0.150%	10/01/2013	10/01/2013	$250,000,000	$250,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by a Federal Farm Credit Discount Note, 5.500% due 02/01/2034, Federal Home Loan Banks, 2.500% – 8.500% due 10/01/2016 – 09/01/2043, Federal Home Loan Mortgage Corporations, 2.500% – 9.000% due 04/01/2014 – 09/01/2043, Federal National Mortgage Associations, 3.000% – 6.000% due 08/01/2032 – 08/01/2043, a Government National Mortgage Association, 3.500% due 08/01/2043, a U.S. Treasury Note, 6.000% due 07/01/2034, and U.S. Treasury Strips, 2.500% – 7.500% due 05/01/2019 – 08/05/2050, valued at $229,500,000); expected proceeds $225,002,188

	0.050%	10/01/2013	10/01/2013	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 05/01/2023 – 09/01/2043, and Federal National Mortgage Associations, 2.500% – 7.000% due 10/01/2018 – 09/01/2043, valued at $331,500,000); expected proceeds $325,003,160	0.050%	10/02/2013	10/02/2013	325,000,000	325,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.000% due 01/01/2017 – 09/01/2043, and Federal National Mortgage Associations, 2.500% – 7.500% due 04/01/2020 – 02/01/2050, valued at $255,000,000); expected proceeds $250,002,431	0.050%	10/03/2013	10/03/2013	250,000,000	250,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.750% – 5.000% due 07/15/2014 – 11/25/2014, Federal National Mortgage Associations, 0.500% – 6.625% due 01/29/2016 – 11/15/2030, and Tennessee Valley Authorities, 1.875% – 7.125% due 06/15/2015 – 04/01/2056, valued at $336,600,082); expected proceeds $330,000,642	0.070%	10/01/2013	10/01/2013	$330,000,000	$330,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 11/01/2027 – 09/01/2043, and Federal National Mortgage Associations, 2.500% – 6.500% due 03/01/2021 – 10/01/2043, valued at $596,700,000); expected proceeds $585,005,688	0.050%	10/07/2013	10/07/2013	585,000,000	585,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 2.375% – 3.000% due 04/11/2016 – 03/01/2028, valued at $51,000,739); expected proceeds $50,000,111	0.080%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 12/01/2040, and Federal National Mortgage Associations, 2.500% – 5.500% due 02/01/2026 – 09/01/2043, valued at $719,582,461); expected proceeds $705,474,568	0.080%	10/01/2013	10/01/2013	705,473,000	705,473,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 5.000% due 07/01/2025 – 08/01/2043, valued at $153,674,632); expected proceeds $150,001,458	0.050%	10/01/2013	10/01/2013	150,000,000	150,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 9.000% due 06/01/2018 – 09/01/2043, Federal National Mortgage Associations, 1.767% – 10.090% due 01/01/2017 – 10/16/2045, U.S. Treasury Notes, 3.500% – 6.500% due 05/20/2025 – 06/20/2040, and U.S. Treasury Strips, 4.500% – 9.000% due 02/15/2020 – 08/20/2041, valued at $290,700,000); expected proceeds $285,002,217	0.040%	10/02/2013	10/02/2013	$285,000,000	$285,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,289,473,000

TREASURY REPURCHASE AGREEMENTS – 13.2%
Agreement with Barclays Capital, Inc., dated 09/30/2013 (collateralized by U.S. Treasury Notes, 0.625% – 0.750% due 11/30/2017 – 03/31/18, valued at $1,528,711,531); expected proceeds $1,500,002,500	0.060%	10/01/2013	10/01/2013	1,500,000,000	1,500,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 0.375% due 02/28/2014 – 01/15/2016, valued at $386,580,017); expected proceeds $379,000,526	0.050%	10/01/2013	10/01/2013	379,000,000	379,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 4.375% due 05/15/2016 – 05/15/2040, valued at $121,380,085); expected proceeds $119,000,165	0.050%	10/01/2013	10/01/2013	119,000,000	119,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 03/31/2015, valued at $306,000,048); expected proceeds $300,000,417	0.050%	10/01/2013	10/01/2013	300,000,000	300,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2013 (collateralized by U.S. Treasury Notes, 0.250% – 2.000% due 11/30/2013 – 05/15/2015, valued at $127,503,390); expected proceeds $125,000,486	0.020%	10/04/2013	10/04/2013	125,000,000	125,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by U.S. Treasury Strips, 0.000% – 3.125% due 10/03/2013 – 02/15/2023, valued at $127,500,080); expected proceeds $125,000,729	0.030%	10/02/2013	10/02/2013	$125,000,000	$125,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 3.625% due 02/15/2020, valued at $1,000,000,309); expected proceeds $1,000,000,278	0.010%	10/01/2013	10/01/2013	1,000,000,000	1,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/24/2013 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2013 – 05/15/2023, valued at $229,501,908); expected proceeds $225,000,875	0.020%	10/01/2013	10/01/2013	225,000,000	225,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2013 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2014 – 05/15/2022, valued at $204,002,745); expected proceeds $200,000,778	0.020%	10/02/2013	10/02/2013	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2013 (collateralized by U.S. Treasury Strips, 0.125% – 2.875% due 12/31/2014 – 11/30/2018, valued at $316,232,307); expected proceeds $310,001,206	0.020%	10/04/2013	10/04/2013	310,000,000	310,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.500% – 1.875% due 06/15/2016 – 09/30/2017, valued at $204,000,061); expected proceeds $200,000,278	0.050%	10/01/2013	10/01/2013	200,000,000	200,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 1.500% – 2.875% due 06/30/2016 – 05/15/2043, valued at $210,142,106); expected proceeds $206,002,804	0.070%	10/07/2013	10/07/2013	$206,000,000	$206,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,689,000,000

TOTAL INVESTMENTS(e)† – 99.7%					35,443,450,876
Other Assets in Excess of Liabilities – 0.3%					118,223,076

NET ASSETS – 100.0%					$35,561,673,952

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,618,209,567 or 10.17% of net assets as of September 30, 2013.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,343,949,961 or 6.59% of net assets as of September 30, 2013.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2013.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	35,443,450,876
Level 3 – Significant Unobservable Inputs	–

Total Investments	$35,443,450,876

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: November 27, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date: November 27, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 27, 2013